7. Share-based payments (Details 1) - shares	Sep. 30, 2015	Dec. 31, 2014
Common stock shares issued	650,000	650,000
Condition One [Member]
Common stock shares issued	500,000	500,000
Condition Two [Member]
Common stock shares issued	150,000	150,000